Long-Term Time Deposits and Held-to-Maturity Investments (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
The following table summarizes the net carrying amount of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In millions)
Due in 1 year through 2 years	30,556	91,795	13,126
Due in 2 years through 3 years	67,979	8,165	1,168
Due in 3 years through 5 years	—	23,902	3,418

Total	98,535	123,862	17,712

Long Term Investments
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
Long-term time deposits and
held-to-maturity
investments as of December 31, 2024 and 2025 are summarized below:

	As of December 31, 2024
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	98,535	1,290	(756)	99,069

	As of December 31, 2025
	Cost or amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	123,862	1,411	(225)	125,048	17,882